CONVERTIBLE NOTE PAYABLE (Narrative) (Details) (USD $)	9 Months Ended			0 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Apr. 04, 2014 RM-DC Note [Member]	Sep. 30, 2014 RM-DC Note [Member]	Sep. 30, 2014 MP Note [Member]	Sep. 30, 2014 MP Note [Member] Original Issue Discount [Member]
Convertible Debt, principal amount	$ 648,479			$ 543,479	$ 543,479	$ 105,000
Purchase price of convertible debt				500,000		100,000
Original Issue Discount, percentage				8.00%	8.00%	5.00%	5.00%
Debt Instrument, interest rate, percentage				12.00%		8.00%
Debt Instrument, Convertible, Conversion Price				$ 0.10
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger				70.00%		50.00%
Deferred financing costs						8,000
Debt discount	552,701	0			452,703	100,000	5,000
Debt Instrument, Unamortized Discount	486,647		0
Original issue discount, amount	68,482				63,482
Fees paid to investors					20,000
Amortization of the debt discount on notes	134,536				133,598	938
Stock issued in connection with convertible debt	520,000
Stock issued in connection with convertible debt, value	46,584
Payment to placement agent	45,500
Amortization of deferred financing costs	39,634
Debt Instrument, Description						Any amount of principal or interest on this MP Note which is not paid when due shall bear interest at the rate of 18% per annum from the due date thereof until the same is paid and a penalty of 50%. The MP Note is redeemable for 125%–150% at various intervals.
Debt conversion, term						120 days
Debt Conversion, Description						The Purchaser has the right to convert the MP Note into shares of the Company’s common stock at a conversion price equal to the lower of: 50% of the lowest traded price during the 20 trading days prior to the election to convert or 50% of the bid price on the day of the conversion notice.
Additional discount applied if shares not deliverable by DWAC						5.00%
Additional discount applied if shares are ineligible for deposit						10.00%
Maximum percentage of shares of company's stock that may be converted by the Purchaser	9.99%
Fair value of conversion feature						196,408
Interest Expense, Debt						$ 96,408